FINANCIAL OBLIGATIONS	12 Months Ended
Dec. 31, 2018
Disclosure of Deposits From Financial Obligations [Abstract]
Disclosure of financial liabilities [text block]

NOTE 21 – FINANCIAL OBLIGATIONS

21.1          Financial obligations other than issued bonds

a)	Interbank borrowings, overnight funds and borrowings from banks and others

The following is a summary of the financial obligations of Grupo Aval as of December 31, 2018 and 2017:

	December		December
	31, 2018		31, 2017

Local Currency
Interbank funds
Overnight funds	Ps.	4,152	Ps.	1,464
Interbank funds purchased		173,274		336,431
Commitments to transfer open and closed repo operations		1,884,750		715,364
Commitments to transfer simultaneous operations		2,306,037		2,272,496
Commitments originated in short positions simultaneous operations		362,833		176,048
Total interbank funds	Ps.	4,731,046	Ps.	3,501,803
Borrowings		1,964,408		2,831,100
Letters of credit		300		485
Bankers´ acceptances		217		17
Total borrowings from banks and others	Ps.	1,964,925	Ps.	2,831,602
Foreign currency
Interbank funds
Overnight funds		—		217
Interbank funds purchased		1,568,172		1,135,110
Commitments to transfer open and closed repo operations		514,860		333,300
Total interbank funds	Ps.	2,083,032	Ps.	1,468,627
Borrowings		17,190,315		14,529,524
Andean Development Corporation		384,758		—
Letters of credit		356,640		195,988
Bankers´ acceptances		664,429		648,206
Discoveries in bank current account		49,699		—
Total borrowings from banks and others	Ps.	18,645,841	Ps.	15,373,718
Total interbank borrowings, overnight funds and borrowings from banks and others	Ps.	27,424,844	Ps.	23,175,750

The amount of interbank borrowings, overnight funds and borrowings from banks and others due over 12 months as of December 31, 2018 is Ps.7,219,765 and December 31, 2017 is Ps.8,850,661.

As of December 31, 2018, short-term obligations associated with simultaneous and repo operations amounted to Ps.2,306,037 and guaranteed with investments of Ps.4,663,828 of December 31, 2017 Ps.2,272,496 short term obligations were guaranteed with investments for an amount of Ps. 3,400,677.

b)	Borrowings from development entities

The Colombian Government has established certain credit programs for promoting the development of specific sectors of the economy, including foreign trade, agriculture, tourism, housing construction and other industries. The programs are managed by many entities of the Government such as Banco de Comercio Exterior (“BANCOLDEX”), Fondo para el Financiamiento del Sector Agropecuario (“FINAGRO”) and Financiera de Desarrollo Territorial (“FINDETER”).

The details of the borrowings from these entities as of December 31, 2018, and 2017 and are as follows:

	Interest rates in force at cut off	December 31, 2018		December 31, 2017
Banco de Comercio Exterior - “BANCOLDEX”	Fixed between 1.8% and 21.15% DTF + 0.08% to 9.91% IBR + 0.50% to 9.76% LIBOR3 + 1.8% to 9.91% LIBOR6 + 2.87% to 6.09%	Ps.	1,303,648	Ps.	835,667
Fondo para el Financiamiento del Sector Agropecuario - “FINAGRO”	Fixed between 0.50% and 15.48% DTF + 0.50% to 6.42%		278,025		342,728
Financiera de Desarrollo Territorial “FINDETER”	Fixed between 2.40% and 13.38% DTF + 1.00% to 7.57% IBR+ 2.50% to 7.57% IPC + 0.50% and 7.57% LIBOR3 5.20% to 5.30% and LIBOR6 + 5.29%		2,065,123		1,819,695
Total		Ps.	3,646,796	Ps.	2,998,090

The amount of borrowings from development entities due over 12 months as of December 31, 2018 is Ps. 3,203,170 and December 31, 2017 is Ps.2,790,581.

21.2.          Financial obligations from issued bonds

The different entities from Grupo Aval are authorized by the Superintendency of Finance and by the regulatory entities abroad where Grupo Aval operates, for issuing or placing either bonds or general guarantee bonds. The bonds issued by Grupo Aval and subsidiaries are non-guaranteed.

a)	The detail of liabilities as of December 31, 2018 and 2017, by issue date and maturity date was as follows:

Peso denominated

		December		December
Issuer	Issue Date	31, 2018		31, 2017		Maturity Date	Interest Rate
Banco de Bogotá S.A.	23/02/2010	Ps.	134,736	Ps.	132,989	23/02/2020	CPI + 5.45 and UVR + 5.45
Banco de Occidente	Between 30/03/2009 and 14/12/2017		3,143,903		3,271,929	Between 09/02/2019 and 14/12/2032	Fixed between 6.18% to 7.85% and IPC + 2.90 to 5.75
Corporación Financiera Colombiana S.A.	Between 27/08/2009 and 02/03/2018		2,853,685		2,361,702	Between 11/03/2019 and 02/03/2043	Fixed 7.1% and CPI + 3.18 to 6.90
Banco Popular	Between 26/02/2013 and 08/05/2018		1,616,729		1,571,308	Between 14/02/2019 and 12/10//2026	Fixed between 6.17% to 8.10%, CPI + 2.72 to 4.13; DTF + 1.49

Grupo Aval Acciones y Valores	Between 03/12/2009 and 28/06/2017		1,108,713		1,109,240	Between 03/12/2019 and 28/06/2042	CPI + 2.69 to 5.20
Peso denominated Total		Ps.	8,857,766	Ps.	8,447,168
Foreign Currency
Banco de Bogotá S.A. Under rule 44A.	Between 19/02/2013 and 03/08 /2017		7,042,678		6,459,452	Between 19/02/2023 and 03/08/2027	Fixed between 4.38% to 6.25%

BAC Credomatic
El Salvador	Between 11/02/2013 and 26/11/2018		753,556		635,536	Between 30/05/2019 and 26/11/2023	Between 5.20% to 5.85%
Guatemala	Between 24/08/2017 and 24/08/2018		14,025		400,244	Between 07/01/2019 and 26/08/2019	Between 4.25% to 7.50%
Honduras	Between 12/05/2017 and 19/12/2018		205,017		159,674	Between 12/05/2020 and 11/01/2022	Between 0.75% to 8.88%
BAC Credomatic Total		Ps.	972,598	Ps.	1,195,454
Banco Bogotá and BAC Credomatic Total		Ps.	8,015,276	Ps.	7,654,906

Grupo Aval Limited	19/09/2012		3,267,308		3,000,122	26/09/2022	4.75%
Foreign Currency Total		Ps.	11,282,584	Ps.	10,655,028
Total of Bonds		Ps.	20,140,350	Ps.	19,102,196

The amount of issue bonds due over 12 months as of December 31, 2018 is Ps. 18,772,405 and December 31, 2017 is Ps.18,118,282.

Grupo Aval has not had any defaults of principal or interest or other breaches with respect to its liabilities during the years ended 31 December 2018 and 2017, and Grupo Aval is complying with the related covenants agreed with investors and debtors.